Submission	May 01, 2025
Submission [Line Items]
Central Index Key	0001726122
Registrant Name	Sprott Physical Gold and Silver Trust
Form Type	F-10
Submission Type	F-10EF
Fee Exhibit Type	EX-FILING FEES